E*TRADE GLOBAL TITANS FUND
ANNUAL REPORT

Dear E*TRADE Funds Shareholders,

We are writing to report the performance of the E*TRADE Global Titans Fund (the "Fund") from the Fund's inception through December 31, 2000. We'd also like to take this opportunity to thank all of you for your investment in the Fund.

The Fund commenced operations on February 18, 2000. This annual report contains audited financial statements for a period of less than one year. Relying on financial statements and reporting operating results for such a period is subject to inherent limitations resulting from the brevity of the period.

The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the Dow Jones Global Titans (DJGTSM) IndexSM (the "DJGT Index" or "Index").* The DJGT Index consists of securities of 50 companies, and includes some of the world's most well known and well established blue-chip companies. The DJGT Index includes only the largest of large-cap companies in the world and currently consists of stocks of companies with capitalization of at least $20 billion.

Generally the Fund attempts to be fully invested at all times in securities comprising the the DJGT Index. Many of these securities may be traded principally outside the United States. As a result the Fund may be subject to different or greater risks than if it were invested solely in U.S. companies. Such risks may include, different accounting, auditing and financial reporting standards, higher commission rates on the purchase or sales of securities in the DJGT Index and adverse changes in regulatory and market structures.

The Fund has returned -11.11% from inception to December 31, 2000. Since March 1, 2000, the Fund has returned -10.93%, compared with the Index's performance of -10.39% during the same period.**

The following table shows the hypothetical return of $10,000 invested in the S&P 500 Index (and not the return of any fund).

                      GLOBAL TITANS
 DATE                     INDEX+
-----------------------------------------

      2/18/00                     10,000
      3/31/00                     10,988
      4/30/00                     10,474
      5/31/00                     10,378
      6/30/00                     10,431
      7/31/00                     10,222
      8/31/00                     10,562
      9/30/00                      9,737
     10/31/00                      9,821
     11/30/00                      9,116
     12/31/00                      8,961



The following table provides the hypothetical account values of $10,000 invested in the Fund as of the end of each month in which the Fund was operational for the period ended December 31, 2000.



                  E*TRADE GLOBAL TITANS
 DATE                  INDEX FUND+
-----------------------------------------

      2/18/00                 $10,000.00
      3/31/00                 $10,930.00
      4/30/00                 $10,440.00
      5/31/00                 $10,310.00
      6/30/00                 $10,380.00
      7/31/00                 $10,150.00
      8/31/00                 $10,490.00
      9/30/00                  $9,670.00
     10/31/00                  $9,740.00
     11/30/00                  $9,030.00
     12/31/00                  $8,889.00


[insert graph]


+Hypothetical illustration of $10,000 invested at inception (commencement of operations was February 18, 2000), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2000. This graph reflects the Fund's operating expenses, but the Index does not have expenses, which would have lowered its performance.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

In addition to our current family of no-load index funds, we are pleased to introduce two new funds to help you diversify your current portfolio - E*TRADE Financial Sector Index Fund and E*TRADE Russell 2000(R) Index Fund.

E*TRADE FINANCIAL SECTOR INDEX FUND:

The E*TRADE Financial Sector Index Fund's investment objective is to seek to match as closely as practicable, before fees and expenses, the total return of the stocks comprising the Dow Jones U.S. Financial Sector (DJFS) Index.SM*** . Because the E*TRADE Financial Sector Index Fund invests in a single sector of the overall market, it may be subject to additional risk not typically associated with broadly diversified offerings.

E*TRADE RUSSELL 2000 INDEX FUND:

The E*TRADE Russell 2000 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 IndexSM****, a recognized benchmark for the small-cap group. Certain risks are associated with investment in small-cap companies. Small-cap companies tend to be: less financially secure than large-capitalization companies; have less diverse product lines; be more susceptible to adverse developments concerning their products; be more thinly traded; have less liquidity; and have greater volatility in the price of their securities.

Adding these two index funds is part of the ongoing strategy of E*TRADE Funds to offer a complete proprietary mutual fund product lineup for investors seeking the benefits of broad portfolio diversification. Please check out etradefunds.etrade.com for a prospectus containing more information, including fees and expenses. Please read the prospectus carefully before you invest or send money.

The Fund's audited financial statements for the year ended December 31, 2000 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE Global Titans Index Fund.

Sincerely,

E*TRADE Funds


*"Dow JonesSM," "Global TitansSM" and "Dow Jones Global Titans IndexSM" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such Fund.

**The Fund began operations on February 18, 2000. Index Comparisons began on March 1, 2000.

*** "Dow JonesSM" and "Dow Jones U.S. Financial Sector IndexSM" are service marks of Dow Jones & Company Inc. and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information.

**** Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with E*TRADE Asset Management or the Fund. "Frank Russell Company" and "Russell 2000 Index" are service marks of the Frank Russell Company and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund. Please see the Statement of Additional Information.


FINANCIAL MARKETS COMMENTARY

The Global Titans Index began the year on a strong note. Overall, the large-cap companies that make up the Global Titans Index performed well during March, the Fund's first full month of operations. As investors began to move away from "new economy" companies, the tech-heavy Nasdaq fell by 2.6%. The companies in the Global Titans Index benefited from the flight from "new economy" stocks to "old economy" ones although the Fund and the Index were still swept up in the volatility prevalent during the month. Of the fifty names in the Index, forty-three produced positive returns during March.

The second quarter, however, opened with the U.S. District Court's ruling against Microsoft on April 3rd. Suffering a 25% decline in its share price for the quarter, Microsoft was the largest contributor to the Index's negative return. When the sell-off of Microsoft stock spread to other areas of the technology sector, telecommunications companies were among the hardest hit. National telecom companies in the Index reflected the trouncing the sector took:
AT&T fell 44%, British Telecommunications lost 31%, Deutsche Telekom returned -29% and France Telecom was down 19%. AT&T's loss of 44% made it the worst performing security in the Index for the quarter. The Index lost 5.07% in the second quarter.

Telecommunications companies continued their decline into the third quarter. In particular, Deutsche Telekom lost 40%, while France Telecom gave up almost 24%. As "new economy" stocks tumbled, many "old economy" shares in the Index did well. Financial stocks showed strength, with Citigroup up 20%. The industrial and consumer products sectors also returned to favor, as did energy companies, thanks to higher crude oil prices. The large integrated oil companies logged some of the strongest returns. Exxon gained almost 14% for the quarter, and Royal Dutch Shell gained 5%.

The technology sector continued its decline during the fourth quarter. By year-end, the Nasdaq Composite Index had dropped 39.2% for the year and 32.7% for the quarter. Lucent Technologies ended its troubled year by losing 53% for the quarter, a decline of 80% for the year. Lucent issued an earnings warning for the first quarter of fiscal 2001, announcing that it expects a first-quarter loss of 25 to 30 cents per share from continuing operations, much worse than many analysts' forecasts for a loss of one cent per share. Other technology names in the Global Titans Index also fared poorly. Cisco Systems (4.8% of the Index) lost 31% for the quarter, and Intel (3.6% of the Index) lost 28%. Microsoft's share price also declined 28% for the quarter after issuing an earnings warning in December that it would miss its earnings estimate for the quarter by 5% due to a slowdown in PC sales and corporate spending.

Over all, the "old economy" stocks were the best performers during the period. Retailers Wal-Mart (2.7% of the Global Titans Index) and food giant Nestle (1.5% of the Index) returned 10% and 5%, respectively, for the quarter. Old blue-chip consumer companies Phillip Morris (1.6% of the Index) and Proctor & Gamble (1.6% of the Index) continued their strong performance, returning 49% and 17%, respectively. Johnson & Johnson (2.2% of the Index) also performed well, returning 17% for the quarter. Pharmaceutical giants Novartis (1.9% of the Index), Roche Holdings (1.2% of the Index) and Merck (3.4% of the Index) continued to draw investors during the quarter, returning 11%, 9%, and 26%, respectively. The pharmaceutical companies performed especially well for the year as many investors sought the relative safety of what has traditionally been a "defensive" investment.

E*TRADE GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                  NUMBER
                                                                 OF SHARES      VALUE
                                                                 ---------      -----
FINLAND                           (3.6% OF NET ASSETS)
-------
TELECOMMUNICATIONS
   Nokia Oyj                              (Cost:  $773,125)         13,338  $      594,809
                                                                            --------------
FRANCE                            (3.3%)
------
ENERGY SOURCES                    (1.9%)
   Total Fina Elf                                                    2,120         315,271
                                                                            --------------
INSURANCE                         (0.8%)
   AXA                                                                 932         134,750
                                                                            --------------
TELECOMMUNICATIONS                (0.6%)
   France Telecom SA                                                 1,148          99,104
                                                                            --------------
      TOTAL FRANCE                        (Cost:  $622,131)                        549,125
                                                                            --------------
GERMANY                           (3.5%)
-------
AUTOMOBILES                       (0.6%)
   Daimler-Chrysler AG                                               2,416         102,638
                                                                            --------------
ELECTRONICS                       (1.3%)
   Siemens AG                                                        1,623         215,229
                                                                            --------------
INSURANCE                         (0.9%)
   Allianz AG                                                          423         159,647
                                                                            --------------
TELECOMMUNICATIONS                (0.7%)
   Deutsche Telekom AG                                               3,702         112,956
                                                                            --------------
      TOTAL GERMANY                       (Cost:  $807,778)                        590,470
                                                                            --------------

    The accompaning notes are an integral part of these financial statements.

E*TRADE GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                  NUMBER
                                                                 OF SHARES      VALUE
                                                                 ---------      -----
JAPAN                             (3.7%)
-----
AUTOMOBILES                       (1.9%)
   Toyota Motor Corp.                                               10,000  $      319,615
                                                                            --------------
BANKING                           (0.8%)
   Bank of Tokyo - Mitsubishi Ltd.                                  13,000         129,431
                                                                            --------------
ELECTRONICS                       (1.0%)
   Sony Corp.                                                        2,400         166,024*
                                                                            --------------
      TOTAL JAPAN                         (Cost:  $828,324)                        615,070
                                                                            --------------
NETHERLANDS                       (3.4%)
-----------
ENERGY SOURCES                    (2.2%)
   Royal Dutch Petroleum                                             6,063         371,474
                                                                            --------------
FINANCIAL SERVICES                (1.2%)
   ING Groep                                                         2,390         190,905
                                                                            --------------
      TOTAL NETHERLANDS                   (Cost:  $476,703)                        562,379
                                                                            --------------
SWITZERLAND                       (6.8%)
-----------
BANKING                           (2.1%)
   Credit Suisse Group                                                 728         138,367
   United Bank of Switzerland                                        1,263         206,148
                                                                            --------------
                                                                                   344,515
FOOD & HOUSEHOLD PRODUCTS         (1.5%)
   Nestle SA                                                           111         258,920
                                                                            --------------

    The accompaning notes are an integral part of these financial statements.

E*TRADE GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                  NUMBER
                                                                 OF SHARES      VALUE
                                                                 ---------      -----
HEALTH & PERSONAL SERVICES        (3.2%)
   Novartis AG                                                         186  $      328,843
   Roche Holding AG                                                     20         203,765
                                                                            --------------
                                                                                   532,608
                                                                            --------------
      TOTAL SWITZERLAND                   (Cost:  $954,568)                      1,136,043
                                                                            --------------
UNITED KINGDOM                   (11.2%)
--------------
BANKING                           (3.2%)
   HSBC Holdings PLC                                                24,861         365,805
   Lloyds Tsb Group PLC                                             16,145         170,752
                                                                            --------------
                                                                                   536,557
                                                                            --------------
ENERGY SOURCES                    (3.1%)
   BP Amoco PLC                                                     64,662         521,600
                                                                            --------------
TELECOMMUNICATIONS                (4.9%)
   British Telecommunications PLC                                   19,104         163,236
   Vodafone Group PLC                                              175,713         644,392*
                                                                            --------------
                                                                                   807,628
                                                                            --------------
      TOTAL UNITED KINGDOM                (Cost:  $2,169,187)                    1,865,785
                                                                            --------------
UNITED STATES                    (64.7%)
-------------
AUTOMOBILES                       (1.2%)
   Ford Motor Co.                                                    5,272         123,563
   General Motors Corp.                                              1,453          74,012
                                                                            --------------
                                                                                   197,575
                                                                            --------------
BEVERAGES & TOBACCO               (3.9%)
   Coca-Cola Co.                                                     6,016         366,600
   Philip Morris Cos., Inc.                                          6,425         282,700
                                                                            --------------
                                                                                   649,300
                                                                            --------------

    The accompaning notes are an integral part of these financial statements.

E*TRADE GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                  NUMBER
                                                                 OF SHARES      VALUE
                                                                 ---------      -----
COMPUTER PERIPHERAL EQUIPMENT     (4.6%)
   Cisco Sytems                                                     19,992  $      764,694*
                                                                            --------------
COMPUTERS, PERIPHERALS & SOFTWARE (6.8%)
   Hewlett-Packard Co.                                               4,691         148,060
   International Business Machines
      Corp.                                                          4,997         424,745
   Microsoft Corp.                                                  12,911         561,629*
                                                                            --------------
                                                                                 1,134,434
                                                                            --------------
ELECTRONICS                      (12.2%)
   General Electric Co.                                             28,241       1,353,803
   Intel Corp.                                                      18,029         545,377
   Lucent Technologies, Inc.                                         9,653         130,316
                                                                            --------------
                                                                                 2,029,496
                                                                            --------------
ENERGY SOURCES                    (5.2%)
   Exxon Mobil Corp.                                                 9,896         860,334
                                                                            --------------
FINANCIAL SERVICES                (5.9%)
   Citigroup, Inc.                                                  14,301         730,245
   Morgan Stanley Dean Witter & Co.                                  3,196         253,283
                                                                            --------------
                                                                                   983,528
                                                                            --------------
FOOD & HOUSEHOLD PRODUCTS         (1.7%)
   Procter & Gamble Co.                                              3,687         289,199
                                                                            --------------
HEALTH & PERSONAL CARE            (6.0%)
   Johnson & Johnson                                                 3,722         391,042
   Merck & Co., Inc.                                                 6,555         613,711
                                                                            --------------
                                                                                 1,004,753
                                                                            --------------
INSURANCE                         (3.3%)
   American International Group                                      5,676         559,441
                                                                            --------------
MOTION PICTURE & VIDEO PRODUCTION (1.0%)
   The Walt Disney Co.                                               5,953         172,264
                                                                            --------------
NATIONAL COMMERCIAL BANKS         (2.3%)
   Bank of America Corp.                                             4,668         214,145
   Chase Manhattan Corp.                                             3,699         168,073
                                                                            --------------
                                                                                   382,218
                                                                            --------------

    The accompaning notes are an integral part of these financial statements.

E*TRADE GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS (concluded)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                  NUMBER
                                                                 OF SHARES      VALUE
                                                                 ---------      -----
RETAIL SALES                      (2.5%)
   Wal-Mart Stores, Inc.                                             7,855  $      417,297
                                                                             -------------
TELEPHONE COMMUNICATIONS          (8.1%)
   American Telephone & Telegraph Co.                               10,667         184,672
   BellSouth Corp.                                                   5,327         218,074
   SBC Communications, Inc.                                          9,588         457,827
   Verizon Communications, Inc.                                      7,633         382,604
   Worldcom, Inc.                                                    8,441         118,174*
                                                                            --------------
                                                                                 1,361,351
                                                                            --------------
      TOTAL UNITED STATES                 (Cost:  $12,767,571)                  10,805,884
                                                                            --------------

SHORT-TERM INVESTMENTS            (0.1%)                       PRINCIPAL AMOUNT
------------------------------                                 ----------------
   British Pounds                                                    3,764           5,623
   European Monetary Unit                                            2,569           2,412
   Japanese Yen                                                    320,182           2,804
   Swiss Francs                                                      2,551           1,574
                                                                            --------------
      TOTAL SHORT-TERM INVESTMENTS        (Cost:  $12,396)                          12,413
                                                                            --------------
TOTAL INVESTMENTS               (100.3%)  (Cost: $19,411,783)               $   16,731,978
                                                                            --------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS                  (-0.3%)                                           (42,334)
                                                                            --------------
NET ASSETS                      (100.0%)                                    $   16,689,644
                                                                            ==============

*  Non-Income producing security.

    The accompaning notes are an integral part of these financial statements.

E*TRADE GLOBAL TITANS INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at-value (cost: $19,411,783) (Note 1) ..........        $16,731,978
Dividends receivable .......................................             22,113
Interest receivable ........................................                110
Receivable for investment securities sold ..................             35,587
Receivable for fund shares sold ............................              9,791
Unrealized foreign exchange gain ...........................                270
                                                                    -----------
       TOTAL ASSETS ........................................         16,799,849
                                                                    -----------

LIABILITIES
Accrued administration fee (Note 2) ........................              5,149
Accrued advisory fee (Note 2) ..............................              3,678
Disbursements in excess of cash ............................             73,156
Payable for fund shares redeemed ...........................             28,222
                                                                    -----------
       TOTAL LIABILITIES ...................................            110,205
                                                                    -----------

TOTAL NET ASSETS ...........................................        $16,689,644
                                                                    ===========
NET ASSETS CONSIST OF:
Paid-in capital ............................................         19,542,511
Net investment income ......................................              8,430
Net realized loss on investments and foreign currency transactions     (181,762)
Net unrealized depreciation of investments and
    foreign currency translations ..........................         (2,679,535)
                                                                    ===========
TOTAL NET ASSETS ...........................................        $16,689,644
                                                                    ===========

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01) ..          1,897,547
                                                                    ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE      $      8.80
                                                                    ===========

   The accompanying notes are an integral part of these financial statements

E*TRADE GLOBAL TITANS INDEX FUND
STATEMENT OF OPERATIONS
Period from February 18, 2000 (commencement of operations)
through December 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
 Dividends .................................................           $214,119
 Interest ..................................................              7,984
 Foreign taxes withheld ....................................            (15,987)
                                                                    -----------
           TOTAL INVESTMENT INCOME .........................            206,116
                                                                    -----------
EXPENSES (NOTE 2):
Advisory fee ...............................................             38,505
Administration fee .........................................             53,907
Trustee fees ...............................................                167
                                                                    -----------
           TOTAL EXPENSES BEFORE WAIVER OF TRUSTEE FEES ....             92,579

Waived trustee fees (Note 2) ...............................               (167)
                                                                    -----------
           NET EXPENSES ....................................             92,412
                                                                    -----------
NET INVESTMENT INCOME ......................................            113,704
                                                                    -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss from:
  Sale of investments ......................................           (109,960)
  Foreign currency transactions ............................             (3,010)
Unrealized appreciation/(depreciation) on:
  Investments ..............................................         (2,679,805)
  Foreign currency translations ............................                270
                                                                    -----------
      NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
           AND FOREIGN CURRENCY ............................         (2,792,505)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM
      OPERATIONS ...........................................        $(2,678,801)
                                                                    ===========

   The accompanying notes are an integral part of these financial statements

E*TRADE GLOBAL TITANS INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                   Period from
                                                               February 18, 2000
                                                                 (commencement
                                                                 of operations)
                                                                     through
                                                               December 31, 2000
                                                               -----------------
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income ......................................        $   113,704
Net realized loss on sale of investments and
    foreign currency transactions ..........................           (112,970)
Change in unrealized appreciation/(depreciation)
    of investments and currency translations ...............         (2,679,535)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......         (2,678,801)
                                                                    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ...................           (105,274)
Distributions from net realized gain on
    sale of investments ....................................            (68,792)
                                                                    -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................           (174,066)
                                                                    -----------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares ...........................         23,837,190
Value of shares issued in reinvestment of dividends
    and distributions ......................................            169,816
Cost of shares redeemed ....................................         (4,485,184)
                                                                    -----------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN
    SHARES OF COMMON STOCK .................................         19,521,822
                                                                    -----------
REDEMPTION FEES ............................................             20,689
                                                                    -----------
NET INCREASE IN NET ASSETS .................................         16,689,644

NET ASSETS:
Beginning of period ........................................               --
                                                                    -----------
END OF PERIOD ..............................................        $16,689,644
                                                                    ===========
SHARE TRANSACTIONS:
Number of shares sold ......................................          2,329,342
Number of shares reinvested ................................             19,065
Number of shares redeemed ..................................           (450,860)
                                                                    -----------
NET INCREASE IN SHARES OUTSTANDING .........................          1,897,547
                                                                    ===========

   The accompanying notes are an integral part of these financial statements

E*TRADE GLOBAL TITANS INDEX FUND
FINANCIAL HIGHLIGHTS
                                                                 Period from
                                                              February 18, 2000
                                                                (commencement
                                                               of operations)
                                                                   through
FOR A SHARE OUTSTANDING FOR THE PERIOD                        December 31, 2000
                                                            --------------------

NET ASSET VALUE, BEGINNING OF PERIOD .......................  $     10.00
                                                              -----------
LOSS FROM INVESTMENT OPERATIONS:
      Net investment income ................................         0.06
      Net realized and unrealized loss on investments
           and foreign currency ............................        (1.18)
                                                              -----------
      TOTAL LOSS FROM INVESTMENT OPERATIONS ................        (1.12)
                                                              -----------
DISTRIBUTIONS TO SHAREHOLDERS:
      Distributions from net investment income .............        (0.05)
      Distributions from net realized gains ................        (0.04)
                                                              -----------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................        (0.09)
                                                              -----------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL ...................         0.01
                                                              -----------
NET ASSET VALUE, END OF PERIOD .............................  $      8.80
                                                              ===========
TOTAL RETURN ...............................................       (11.11)%(1)

RATIOS / SUPPLEMENTAL DATA:
      Net assets, end of period (000s omitted) .............  $    16,690
      Ratio of expenses to average net assets ..............         0.60%(2)(3)
      Ratio of net investment income to average net assets .         0.73%(2)
      Portfolio turnover rate ..............................        28.97%(1)

-----------

(1) For the period February 18, 2000 (commencement of operations) to December 31, 2000 and not indicative of a full year's operating results.
(2)  Annualized.
(3) The Investment Advisor voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period February 18, 2000 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.60% for the period February 18, 2000 (commencement of operations) through December 31, 2000.


   The accompanying notes are an integral part of these financial statements

E*TRADE GLOBAL TITANS INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2000

1.    SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Global Titans Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 2000, the Trust consisted of ten series: the E*TRADE S&P 500 Index Fund, the E*TRADE Bond Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE International Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Technology Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE Financial Sector Index Fund and the E*TRADE Premier Money Market Fund. These financial statements contain the E*TRADE Global Titans Index Fund.

The Fund's investment objective is to provide investment results that attempt to match, before fees and expenses, the total return of the stocks comprising the Dow Jones Global Titans (DJGT) IndexSM*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the stocks that comprise the DJGT Index.

* "Dow Jones Global Titans IndexSM" , including, "Dow JonesSM," and "Global TitansSM" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc., the Investment Advisor. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such Fund.

The following is a summary of significant accounting policies which are consistently followed by the Funds in the preparation of their financial statements and which are in conformity with accounting principles generally accepted in the United States of America. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

The securities of the Fund, except as otherwise noted, that are traded on one or more than one U.S. national securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Securities that are primarily traded on a foreign securities exchange generally are valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchange. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Short-term debt securities are valued at amortized cost which approximates market value. Restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the supervision and responsibility by the Fund's Board of Trustees.


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E*TRADE GLOBAL TITANS INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2000

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statements of Operations with the related net realized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Fund that arises as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and distributed annually. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. Distributions from net investment income from the Fund for the year ended December 31, 2000, included gains of foreign currency transactions. These gains are considered income, not capital gains under the regulations.


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E*TRADE GLOBAL TITANS INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2000

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2000.

REDEMPTION FEES

Shares held in the Fund that are redeemed within four months are subject to a fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.    AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an advisory agreement ("Advisory Agreement"). For its services as Investment Advisor, the Investment Advisor is paid by the Fund a fee at an annual rate of 0.25% average daily net assets.

Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Fund's investment sub-advisor. For its services, BGFA is paid by the Investment Advisor a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million, 0.15% of average daily net assets on amounts between $200 million and $500 million, and 0.12% of average daily net assets above $500 million. BGFA is entitled to receive a minimum fee of $40,000. BGFA, is a direct subsidiary of Barclays Global Investors, N.A. which, in turn, is an indirect subsidiary of Barclays Bank PLC.

The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures and report to the Board of Trustees concerning its activities pursuant to the Administration Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.35% of the average daily net assets for its services as administrator of the Fund.

PFPC Inc. ("PFPC") serves as the Fund's sub-administrator. PFPC also serves as the Fund's transfer agent and dividend disbursing agent. PFPC Trust Company, an affiliate of PFPC, serves as the Fund's custodian.

E*TRADE GLOBAL TITANS INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2000

E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the period ended December 31, 2000.

Subject to a limitation of 0.0049% of the Fund's average daily net assets, the Fund was obligated to pay Trustee fees and expenses and certain other direct expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the period February 18, 2000 (commencement of operations) through May 9, 2000. Effective May 9, 2000, such trustee fees and expenses are no longer a direct expense of the Fund, but rather those expenses are paid by the Investment Advisor pursuant to an amendment to the Administrative Agreement.

3.    PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The Investment Advisor monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent. The Fund did not have any securities lending activity during the period ended December 31, 2000.

4.    FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may

E*TRADE GLOBAL TITANS INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2000

not correlate with changes in the value of the underlying securities. The Fund did not enter into any futures contracts during the period ended December 31, 2000.

5.    REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's Statements of Additional Information requires that the cash investments be fully collateralized. The Fund's Custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price. There were no repurchase agreements entered into by the Fund during the period ended December 31, 2000.

6.    INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $24,607,881 and $5,059,297, respectively for period ended December 31, 2000.

7.    UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

At December 31, 2000, net unrealized depreciation on investments for federal income tax purposes was comprised of the following:

                  Unrealized       Unrealized     Net Unrealized
                 Appreciation     Depreciation     Depreciation
                 ------------     ------------    --------------
                  $1,403,880       $4,083,685       $2,679,805


At December 31, 2000, the cost basis of the investments for federal income tax purposes was $19,577,819.

8.    CHANGE IN ACCOUNTING POLICY

In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Fund's financial statements. These changes are not expected to have any material impact on the net assets of the Fund.

INDEPENDENT AUDITORS' REPORT
----------------------------


To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE Global Titans Index Fund (the "Fund") (one of ten funds comprising the E*TRADE Funds), including the schedule of investments, as of December 31, 2000 and the related statements of operations, changes in net assets and the financial highlights for the period February 18, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Global Titans Index Fund as of December 31, 2000 and the results of its operations, the changes in its net assets and financial highlights for the period February 18, 2000 (commencement of operations) to December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Los Angeles, California
February 21, 2001